Vessel Revenue and Voyage Expenses, Revenue from Charterers (Details) - Revenues [Member] - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Customers Accounting for More than 10% of Revenues [Member]
Revenue [Abstract]
Concentration risk percentage	74.00%	72.00%	41.00%
Customer A [Member]
Revenue [Abstract]
Concentration risk percentage	24.00%	15.00%	0.00%
Customer B [Member]
Revenue [Abstract]
Concentration risk percentage	18.00%	13.00%	0.00%
Customer C [Member]
Revenue [Abstract]
Concentration risk percentage	17.00%	23.00%	23.00%
Customer D [Member]
Revenue [Abstract]
Concentration risk percentage	15.00%	11.00%	18.00%
Customer E [Member]
Revenue [Abstract]
Concentration risk percentage	0.00%	10.00%	0.00%